Employee Benefits (Details) - Schedule of defined benefit cost and liability assumptions - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Defined Benefit Cost And Liability Assumptions Abstract
Service cost	SFr 256,336	SFr 159,085	SFr 151,624
Net interest expense	1,575	1,878	2,053
Administration expense	5,369	6,030	3,166
Total defined costs for the year recognized in profit or loss	263,280	166,993	156,843
Actuarial loss (gain) arising from changes in financial assumptions	(876,841)	(74,284)	13,031
Actuarial loss (gain) arising from experience adjustments	(54,795)	463,238	45,881
Actuarial gain arising from demographic assumptions		(229,109)
Return on plan assets excluding interest income	490,359	(424,829)	(32,794)
Total defined benefit cost for the year recognized in the other comprehensive loss (income)	SFr 441,277	SFr (264,984)	SFr 26,118
Discount rate	2.20%	0.30%	0.20%
Future salary increase	1.60%	0.85%	0.60%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2020	BVG2020	BVG2015G